Credit Risk - Summary of Residential Mortgages by Loan to Value (Detail) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	£ 169,801	£ 165,356
Collateral value of residential properties, Stock	169,694	165,229
Loan-to-value, Stage 3	1,799	1,722
Collateral value of residential properties, Stage 3	1,783	1,702
Loan-to-value, New business	24,953	29,814
Collateral value of residential properties, New business	24,953	29,813
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	280	218
Loan-to-value, Stage 3	132	103
Up to 50%
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	74,620	70,714
Loan-to-value, Stage 3	858	743
Loan-to-value, New business	4,180	5,113
Up to 50% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	28	24
Loan-to-value, Stage 3	11	11
50 - 75%
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	69,771	67,311
Loan-to-value, Stage 3	633	626
Loan-to-value, New business	10,088	11,876
50 - 75% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	90	65
Loan-to-value, Stage 3	36	24
75 - 85%
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	18,508	17,436
Loan-to-value, Stage 3	125	136
Loan-to-value, New business	5,858	6,130
75 - 85% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	41	31
Loan-to-value, Stage 3	19	13
85 - 100%
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	6,165	9,011
Loan-to-value, Stage 3	93	110
Loan-to-value, New business	4,781	6,650
85 - 100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	44	34
Loan-to-value, Stage 3	22	17
Greater Than 100%
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	737	884
Loan-to-value, Stage 3	90	107
Loan-to-value, New business	46	45
Greater Than 100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, Stock	77	64
Loan-to-value, Stage 3	£ 44	£ 38
Simple Average
Disclosure of credit risk exposure [line items]
Percentage of loan to value, Stock	42.00%	43.00%
Percentage of loan to value, Stage 3	41.00%	42.00%
Percentage of loan to value, New business	64.00%	65.00%